Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	¥ 918,228	¥ 976,701
Nonaccrual loans not requiring an allowance for credit losses	145,168	125,509
Recognized Interest Income	29,466	30,713
Loans held for sale placed on nonaccrual status	26,418	20,258
Commercial | Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	198,756	279,460
Nonaccrual loans not requiring an allowance for credit losses	90,531	78,151
Recognized Interest Income	3,578	4,433
Commercial | Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	287,699	223,696
Nonaccrual loans not requiring an allowance for credit losses	36,230	35,266
Recognized Interest Income	6,873	6,965
Residential
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	31,627	35,884
Nonaccrual loans not requiring an allowance for credit losses	3,560	3,885
Recognized Interest Income	850	852
Card
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	38,164	77,534
Nonaccrual loans not requiring an allowance for credit losses	0	0
Recognized Interest Income	87	34
Krungsri
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	330,984	327,637
Nonaccrual loans not requiring an allowance for credit losses	14,844	8,198
Recognized Interest Income	15,036	15,037
Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans	30,998	32,490
Nonaccrual loans not requiring an allowance for credit losses	3	9
Recognized Interest Income	¥ 3,042	¥ 3,392